Long-term Borrowings (Details 1) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities to cash flows arising from financing activities [Line Items]
Balance at Beginning	$ 114,870,868	$ 125,627,606
Cash flows	(27,296,257)	(9,701,925)
Non-cash changes, Changes in exchange rate	(40,915)	(1,114,381)
Non-cash changes, Effect of change in consolidated entities		(84,187)
Non-cash changes, Amortization on transaction costs	134,606	143,755
Balance at Ending	87,668,302	114,870,868
Long-term borrowings
Disclosure of reconciliation of liabilities to cash flows arising from financing activities [Line Items]
Balance at Beginning	110,608,010	124,262,620
Cash flows	(24,464,961)	(12,571,198)
Non-cash changes, Changes in exchange rate	27,663	(1,142,980)
Non-cash changes, Effect of change in consolidated entities		(84,187)
Non-cash changes, Amortization on transaction costs	134,606	143,755
Balance at Ending	86,305,318	110,608,010
Short-term borrowings
Disclosure of reconciliation of liabilities to cash flows arising from financing activities [Line Items]
Balance at Beginning	3,424,376	526,723
Cash flows	(2,817,894)	2,903,927
Non-cash changes, Changes in exchange rate	(60,010)	(6,274)
Balance at Ending	546,472	3,424,376
Guarantee deposits
Disclosure of reconciliation of liabilities to cash flows arising from financing activities [Line Items]
Balance at Beginning	838,482	838,263
Cash flows	(13,402)	(34,654)
Non-cash changes, Changes in exchange rate	(8,568)	34,873
Balance at Ending	$ 816,512	$ 838,482